Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Change in valuation allowance	$ 4,289	$ 6,085
Federal and state net operating loss carryforwards	62,138
State net operating loss carry forwards	37,692
Federal research and development tax credits	345	186
State research and development tax credits	$ 261	$ 184